Income Taxes - Reconciliation Of Statutory Income Tax Rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income at US statutory rate			21.00%	21.00%
State taxes, net of federal benefit			13.90%	12.00%
Permanent differences			(1.70%)	(1.40%)
Tax law change			0.00%	0.50%
Foreign rate differential			0.10%	0.00%
Valuation allowance			(33.90%)	(33.60%)
Other			0.00%	0.90%
Total income taxes	(1.10%)	(0.40%)	(0.60%)	(0.60%)